BETTER 10Q - MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT - Narrative (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 03, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) D	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) D	Dec. 31, 2021 USD ($)
Short-Term Debt [Line Items]
Maximum borrowing capacity			$ 799,000,000		$ 1,500,000,000
Mortgage loans held for sale, at fair value			290,580,000		248,826,000	$ 1,854,435,000
Proceeds from sale of mortgage loans held for sale			$ 1,627,652,000	$ 10,081,927,000	$ 12,035,915,000	$ 51,791,633,000
Collateral Pledged
Short-Term Debt [Line Items]
Average days loans held for sale			23 days	17 days	18 days	20 days
Collateral Pledged | Financial Asset, Equal to or Greater than 90 Days Past Due
Short-Term Debt [Line Items]
Mortgage loans held for sale, at fair value			$ 3,200,000		$ 3,000,000
Number of loans 90 days past due or non-performing | D			5		7
Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Weighted average interest rate (as a percent)			6.77%	2.95%	6.00%	2.36%
Compensating balances			$ 13,800,000		$ 15,000,000	$ 29,000,000
Subsequent event
Short-Term Debt [Line Items]
Cash remitted directly to lender		$ 98,400,000
Proceeds from sale of mortgage loans held for sale		14,800,000
Subsequent event | Uncollateralized | Company-funded LHFS
Short-Term Debt [Line Items]
Total sales price of LHFS		$ 113,200,000
New Funding Facility Due August 3, 2024 | Subsequent event | Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 175,000,000
New Funding Facility Due August 3, 2024 | Secured Overnight Financing Rate (SOFR) | Minimum | Subsequent event | Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.75%
New Funding Facility Due August 3, 2024 | Secured Overnight Financing Rate (SOFR) | Maximum | Subsequent event | Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	3.75%